PROPERTY, PLANT AND EQUIPMENT - Reconciliation of Changes in Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 30,055.7	R$ 29,224.3
Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	26,961.3	26,664.0
Effects of movements in foreign exchange in the balance sheet	3,322.8	(81.5)
Effects of application of IAS 29 (hyperinflation)	(2,743.9)	(798.3)
Acquisition through business combinations		(1.6)
Disposals and write-offs	1,855.4	1,589.8
Transfers from/(to) other asset categories	40.1	43.3
Depreciation	(4,177.1)	(4,131.0)
Impairment losses	(404.0)	(278.2)
Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,094.5	2,560.4
Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	9,698.3	9,090.2
Effects of movements in foreign exchange in the balance sheet	243.8	(39.7)
Effects of application of IAS 29 (hyperinflation)	(157.8)	(94.1)
Acquisition through business combinations		(0.3)
Disposals and write-offs	4.5	46.6
Transfers from/(to) other asset categories	0.1	36.6
Depreciation	(436.4)	(398.1)
Impairment losses	(0.4)	(7.1)
Plant And Equipment [Member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	11,589.1	10,884.0
Effects of movements in foreign exchange in the balance sheet	2,311.1	(52.4)
Effects of application of IAS 29 (hyperinflation)	(1,938.4)	(557.6)
Acquisition through business combinations		(1.1)
Disposals and write-offs	1,515.7	1,222.6
Transfers from/(to) other asset categories	32.7	1.3
Depreciation	(3,161.0)	(3,098.5)
Impairment losses	(403.6)	(269.0)
Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,323.9	1,285.1
Effects of movements in foreign exchange in the balance sheet	767.9	10.6
Effects of application of IAS 29 (hyperinflation)	(647.7)	(146.6)
Acquisition through business combinations		(0.2)
Disposals and write-offs	335.2	320.6
Transfers from/(to) other asset categories	7.3	5.4
Depreciation	(579.7)	(634.4)
Impairment losses		(2.1)
Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,350.0	5,404.7
Effects of movements in foreign exchange in the balance sheet	(0.0)	(0.0)
Effects of application of IAS 29 (hyperinflation)	(0.0)	(0.0)
Acquisition through business combinations		(0.0)
Disposals and write-offs	(0.0)	(0.0)
Transfers from/(to) other asset categories	(0.0)	(0.0)
Depreciation		(0.0)
Impairment losses	(0.0)	(0.0)
Buildings [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,350.9	1,206.0
Machinery Equipment And Vehicles [Member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,577.4	1,244.4
Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	166.2	110.0
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	66,345.2	63,941.2	R$ 56,472.6
Effects of movements in foreign exchange in the balance sheet	(5,694.5)	193.4
Effects of application of IAS 29 (hyperinflation)	4,758.6	2,079.4
Acquisition through business combinations		11.1
Acquisitions	6,305.7	7,311.1
Disposals and write-offs	(1,905.8)	(1,719.9)
Transfers from/(to) other asset categories	(1,060.0)	(406.5)
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	5,588.2	4,443.0	3,873.0
Effects of movements in foreign exchange in the balance sheet	(128.7)	62.1
Transfers from/(to) other asset categories	(100.1)	(13.9)
Additions	1,637.7	2,284.7
Write-offs	(263.7)	(1,762.9)
Gross carrying amount [member] | Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	14,494.2	13,539.9	12,385.1
Effects of movements in foreign exchange in the balance sheet	(1,075.9)	54.1
Effects of application of IAS 29 (hyperinflation)	870.5	544.2
Acquisition through business combinations		0.9
Acquisitions	11.2	11.3
Disposals and write-offs	(24.6)	(117.7)
Transfers from/(to) other asset categories	1,173.1	662.0
Gross carrying amount [member] | Plant And Equipment [Member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	39,818.3	37,469.7	34,037.4
Effects of movements in foreign exchange in the balance sheet	(3,378.4)	129.0
Effects of application of IAS 29 (hyperinflation)	2,891.0	1,170.1
Acquisition through business combinations		8.6
Acquisitions	1,283.5	960.1
Disposals and write-offs	(1,531.4)	(1,238.4)
Transfers from/(to) other asset categories	3,083.9	2,402.9
Gross carrying amount [member] | Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	7,682.7	7,526.9	7,219.4
Effects of movements in foreign exchange in the balance sheet	(879.5)	4.3
Effects of application of IAS 29 (hyperinflation)	744.4	216.4
Acquisition through business combinations		0.5
Acquisitions	87.3	45.2
Disposals and write-offs	(349.8)	(360.4)
Transfers from/(to) other asset categories	553.4	401.5
Gross carrying amount [member] | Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,350.0	5,404.7	2,830.7
Effects of movements in foreign exchange in the balance sheet	(360.7)	6.0
Effects of application of IAS 29 (hyperinflation)	252.7	148.7
Acquisition through business combinations		1.1
Acquisitions	4,923.7	6,294.5
Disposals and write-offs		(3.4)
Transfers from/(to) other asset categories	(5,870.4)	(3,872.9)
Gross carrying amount [member] | Buildings [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,698.4	2,307.2	1,791.6
Effects of movements in foreign exchange in the balance sheet	(111.6)	51.8
Transfers from/(to) other asset categories	(114.0)	(27.7)
Additions	628.0	803.9
Write-offs	(11.2)	(312.4)
Gross carrying amount [member] | Machinery Equipment And Vehicles [Member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,587.7	1,915.2	1,905.9
Effects of movements in foreign exchange in the balance sheet	(11.7)	4.0
Transfers from/(to) other asset categories	21.7	(76.5)
Additions	915.0	1,409.6
Write-offs	(252.5)	(1,327.8)
Gross carrying amount [member] | Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	302.1	220.6	175.5
Effects of movements in foreign exchange in the balance sheet	(5.4)	6.3
Transfers from/(to) other asset categories	(7.8)	90.3
Additions	94.7	71.2
Write-offs	(0.0)	(122.7)
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(39,383.9)	(37,277.2)	(33,619.7)
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,493.7)	(1,882.6)	(1,957.5)
Effects of movements in foreign exchange in the balance sheet	56.1	(24.4)
Transfers from/(to) other asset categories	99.4	13.4
Depreciation	(845.5)	(1,024.4)
Write-offs	78.9	1,110.3
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(4,795.9)	(4,449.7)	(3,993.6)
Accumulated depreciation, amortisation and impairment [member] | Plant And Equipment [Member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(28,229.2)	(26,585.7)	(23,831.0)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(6,358.8)	(6,241.8)	(5,795.1)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(0.0)	(0.0)	(0.0)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,347.5)	(1,101.2)	(812.9)
Effects of movements in foreign exchange in the balance sheet	47.3	(19.3)
Transfers from/(to) other asset categories	77.1	1.5
Depreciation	(391.6)	(476.3)
Write-offs	20.9	205.8
Accumulated depreciation, amortisation and impairment [member] | Machinery Equipment And Vehicles [Member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,010.3)	(670.8)	(1,017.9)
Effects of movements in foreign exchange in the balance sheet	6.0	(1.5)
Transfers from/(to) other asset categories	11.8	43.1
Depreciation	(415.3)	(489.4)
Write-offs	58.0	794.9
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member] | Property, plant and equipment subject to operating leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(135.9)	(110.6)	R$ (126.7)
Effects of movements in foreign exchange in the balance sheet	2.8	(3.6)
Transfers from/(to) other asset categories	10.5	(31.2)
Depreciation	(38.6)	(58.7)
Write-offs	R$ (0.0)	R$ 109.6